UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 95.7%
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,660,000		$1,686,975	(a)
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	990,000		1,038,876
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,480,000		1,576,200	(a)

Total Auto Components					4,302,051

Diversified Consumer Services - 1.2%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,400,000		1,438,500	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	152,330	(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,510,000		2,739,037	(a)
Service Corp. International, Senior Notes	7.625%	10/1/18	185,000		207,903
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		904,750
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	710,000		720,650

Total Diversified Consumer Services					6,163,170

Hotels, Restaurants & Leisure - 3.4%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,038,537		1,038,537	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	730,000		797,525
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,330,000		1,395,077	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	760,000		763,800
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	461,000		457,543	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	1,000,000		1,032,500	(a)
Enterprise Inns PLC, Secured Bonds	6.500%	12/6/18	494,000	GBP	694,160
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	1,095,000	GBP	1,538,675
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	850,000		930,750
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	650,000		689,000	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	600,000		612,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	2,734,000		2,880,952	(a)
MGM Resorts International, Senior Notes	4.625%	9/1/26	870,000		865,650
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	260,000		277,550	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	3,670,000		3,247,950	(a)

Total Hotels, Restaurants & Leisure					17,221,669

Household Durables - 1.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,430,000		1,463,963	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,200,000		1,221,000	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,180,000		1,247,850
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	220,000		228,250
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,480,000		1,387,500	(a)

Total Household Durables					5,548,563

Leisure Products - 0.1%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	940,000		733,200	(a)

Media - 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	960,000		1,012,800
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	1,150,000		1,242,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	710,000		761,475	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,070,000		$1,182,758	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	570,000		703,028	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,090,000		1,114,525
DISH DBS Corp., Senior Notes	5.875%	11/15/24	690,000		683,100
DISH DBS Corp., Senior Notes	7.750%	7/1/26	560,000		598,914	(a)
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	20,000		24,679
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,001,213		410,497	(c)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,990,000		1,900,450	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,787,826		876,035	(a)(c)(d)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	2,710,000		2,740,488	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,760,000		2,853,150	(a)
Sinclair Television Group Inc., Senior Notes	5.125%	2/15/27	340,000		343,400	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,307,000		1,519,679
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	491,000		568,019
Tribune Media Co., Senior Notes	5.875%	7/15/22	380,000		390,450
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,638,927	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	253,000		270,868	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	940,000		985,825	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	100,000	EUR	120,274	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	4,050,000		3,682,341
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,070,000		2,214,900	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,270,000		1,328,738	(a)

Total Media					29,167,320

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	240,000		259,500
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	260,000		250,900
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	640,000		550,848	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	730,000		596,775	(a)(c)

Total Multiline Retail					1,658,023

Specialty Retail - 1.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	990,000		1,037,025
GameStop Corp., Senior Notes	6.750%	3/15/21	1,330,000		1,349,950	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	2,430,000		2,174,850	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	610,000		648,125	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	1,400,000		1,536,500
PetSmart Inc., Senior Notes	7.125%	3/15/23	460,000		484,725	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,280,000		1,392,640

Total Specialty Retail					8,623,815

TOTAL CONSUMER DISCRETIONARY					73,417,811

CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	1,250,000		1,455,292
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	990,000		915,750	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	830,000		872,538
DS Services of America Inc., Secured Notes	10.000%	9/1/21	760,000		856,900	(a)

Total Beverages					4,100,480

Food & Staples - 0.2%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,000,000		1,036,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,390,000	$1,297,913	(a)

Food Products - 0.9%
BRF SA, Senior Notes	4.750%	5/22/24	422,000	443,100	(a)
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	540,000	550,800	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	410,000	424,440	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,180,000	1,224,250	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,920,000	1,900,800	(a)

Total Food Products				4,543,390

Household Products - 0.8%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	510,000	550,162
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	350,000	376,250
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	380,000	411,825
Sun Products Corp., Senior Notes	7.750%	3/15/21	2,640,000	2,742,300	(a)

Total Household Products				4,080,537

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,730,000	1,546,188

TOTAL CONSUMER STAPLES				16,604,758

ENERGY - 21.9%
Energy Equipment & Services - 0.9%
CGG, Senior Notes	6.500%	6/1/21	550,000	272,250
CGG, Senior Notes	6.875%	1/15/22	620,000	306,900
Ensco PLC, Senior Notes	4.700%	3/15/21	310,000	268,305
Ensco PLC, Senior Notes	5.750%	10/1/44	340,000	210,800
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	570,000	460,275	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	260,000	255,746
Pride International Inc., Senior Notes	7.875%	8/15/40	1,610,000	1,195,425
SESI LLC, Senior Notes	6.375%	5/1/19	1,110,000	1,104,450
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,030,000	813,700	(a)(e)

Total Energy Equipment & Services				4,887,851

Oil, Gas & Consumable Fuels - 21.0%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	57,891
Apache Corp., Senior Notes	6.000%	1/15/37	280,000	322,768
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	580,000	304,500	*(f)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,384,000	726,600	*(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,600,000	1,548,000	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	151,000	78,520
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	1,560,000	1,790,100	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	2,720,000	2,400,400
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	110,000	87,450
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,000,000	1,540,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	560,000	432,250
Continental Resources Inc., Senior Notes	5.000%	9/15/22	830,000	807,175
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	947,500
Continental Resources Inc., Senior Notes	3.800%	6/1/24	130,000	117,975
Continental Resources Inc., Senior Notes	4.900%	6/1/44	610,000	512,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	800,000	782,000
Devon Energy Corp., Debentures	7.950%	4/15/32	230,000	282,345
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	301,040	322,822	(b)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	30,000	29,100
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,260,000	1,442,700
Ecopetrol SA, Senior Notes	5.875%	9/18/23	262,000	285,253
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,820,000	1,712,620
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	70,000	86,343

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	$143,000
Enterprise Products Operating LLC, Junior Subordinated Notes	4.465%	8/1/66	100,000	93,875	(g)
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	550,000	577,077
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	640,000	416,000
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	510,000	281,775
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Notes	7.875%	7/15/21	1,490,000	1,512,350	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	490,000	497,350
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	1,840,000	1,798,600
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,920,000	2,145,600	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	610,000	625,250
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	4,320,000	3,844,800	(a)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	932,000	973,056	(a)
Hiland Partners Holdings LLC/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	130,000	134,875	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	550,000	563,750	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	920,000	1,078,137
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,390,000	1,682,135
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	750,000	761,250
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	912,000	942,552	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	496,000	566,511	(b)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	740,000	765,443	(a)
Magnum Hunter Resources Corp. Escrow	—	—	3,390,000	0	*(d)(e)(h)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	930,000	767,250	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	240,000	194,400	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	6,410,000	2,852,450	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,430,000	1,542,612	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,350,000	1,336,500
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,930,000	1,790,075
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	790,000	732,725
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	570,000	623,537	(b)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	1,410,000	1,431,240
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	1,200,000	216,000	*(b)(f)
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	780,000	140,400	*(a)(f)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	2,650,000	477,000	*(a)(f)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	970,000	938,669
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	1,400,000	1,375,500
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,210,000	1,058,277
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	1,965,525
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,110,000	1,854,162
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	900,000	832,500
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	12,375,000	4,640,625	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,087,700
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	4,730,000	5,363,820
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	970,000	1,047,842
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	3,535,000	4,118,275	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	4,097,000	4,363,715
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	690,000	669,197
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,285,000	1,414,491	(a)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,610,000	1,756,969	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	940,000	982,323	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,850,000	$2,992,500
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,020,000	1,060,800	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,086,050	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	300,000	306,893	(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,070,000	1,152,925	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,710,000	1,496,250
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	3,880,000	3,084,600
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	720,000	588,600	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	220,000	230,863
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	610,000	654,225
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,943,610	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	640,000	665,600	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	560,000	582,400	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	670,000	623,100
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	580,000	510,400
Williams Cos. Inc., Debentures	7.500%	1/15/31	340,000	391,000
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	740,000	721,500
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	698,700
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	602,640
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,559,075
WPX Energy Inc., Senior Notes	7.500%	8/1/20	430,000	443,706
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	188,100
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	820,000	887,650	(a)
YPF Sociedad Anonima, Senior Notes	8.750%	4/4/24	950,000	1,021,250	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	920,000	989,828	(a)

Total Oil, Gas & Consumable Fuels				106,076,142

TOTAL ENERGY				110,963,993

FINANCIALS - 13.3%
Banks - 8.0%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	540,000	554,850	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	450,000	472,613	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,200,000	1,309,620	(g)(i)
Bank of America Corp., Notes	6.875%	4/25/18	390,000	422,943
Bank of America Corp., Senior Notes	5.650%	5/1/18	490,000	521,816
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000	1,702,099
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	3,232,893	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,430,000	6,108,071
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	420,000	431,757	(g)(i)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	240,000	260,400	(a)(g)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,360,000	1,385,500	(a)(g)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	470,000	499,375
CIT Group Inc., Senior Notes	5.000%	8/1/23	2,070,000	2,199,375
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	660,000	683,925	(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,260,000	1,430,352	(a)(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	2,160,000	2,327,054	(a)(g)(i)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	550,000	563,824	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,290,000	1,277,100	(g)(i)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	450,000	484,909
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	450,000	451,080	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	2,780,000	2,937,626	(g)(i)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/3/16	2,210,000	2,229,338	(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	660,000	795,300	(g)(i)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	760,000		$776,150	(g)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		770,676
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	490,000		551,951
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,810,000	AUD	1,430,469	(b)(g)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	1,240,000	GBP	1,635,294	(b)(g)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,700,000		2,700,000	(b)(g)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	400,000		426,814	(a)

Total Banks					40,573,174

Capital Markets - 1.8%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	840,000		914,372
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	330,000		353,581
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	1,430,000		1,629,596
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,800,000		3,582,046
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	1,830,000		1,894,050	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	470,000		507,012

Total Capital Markets					8,880,657

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		148,672
American Express Co., Junior Subordinated Notes	5.200%	11/15/19	540,000		541,886	(g)(i)
American Express Co., Notes	7.000%	3/19/18	260,000		281,974
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	970,000		1,120,504
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	840,000		917,700
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	240,000		261,000
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,760,000		1,388,200	(a)

Total Consumer Finance					4,659,936

Diversified Financial Services - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	580,000		610,450
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	640,000		681,600
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	180,000		191,452
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,340,000		1,433,800	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,620,000		1,680,912
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	980,000		1,044,925
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	230,000		250,861
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000		3,144,000
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	580,000		656,850
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	1,080,000	GBP	1,397,815	(b)(g)(i)

Total Diversified Financial Services					11,092,665

Insurance - 0.4%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	650,000		651,625	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	410,000	GBP	553,698	(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	680,000		557,600
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	250,000		315,000	(a)

Total Insurance					2,077,923

TOTAL FINANCIALS					67,284,355

HEALTH CARE - 5.1%
Biotechnology - 0.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	580,000		573,475	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Equipment & Supplies - 1.7%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	770,000		$771,355	(a)(c)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	2,120,000	EUR	2,437,281	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	750,000		615,000	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	930,000		823,050	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,030,000		1,031,288	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,500,000		1,417,500
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	1,310,000		1,418,075	(a)

Total Health Care Equipment & Supplies					8,513,549

Health Care Providers & Services - 2.8%
BioScrip Inc., Senior Notes	8.875%	2/15/21	910,000		862,225
Centene Corp., Senior Notes	5.625%	2/15/21	830,000		884,988
Centene Corp., Senior Notes	4.750%	5/15/22	920,000		960,250
Centene Corp., Senior Notes	6.125%	2/15/24	630,000		688,275
HCA Inc., Senior Secured Notes	5.250%	6/15/26	820,000		878,425
Humana Inc., Senior Notes	7.200%	6/15/18	2,000,000		2,196,498
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,580,000		1,439,775
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,130,000		1,217,575	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	640,000	EUR	787,008	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,460,000		2,503,050
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,680,000		1,617,000

Total Health Care Providers & Services					14,035,069

Pharmaceuticals - 0.5%
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	1,310,000		1,321,462	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,560,000		1,539,034	(a)

Total Pharmaceuticals					2,860,496

TOTAL HEALTH CARE					25,982,589

INDUSTRIALS - 8.4%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,700,000		1,589,500	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,060,000		1,083,850

Total Aerospace & Defense					2,673,350

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	810,000		842,435	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	400,000		417,500	(a)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,460,000		1,503,800	(a)

Total Air Freight & Logistics					2,763,735

Airlines - 0.5%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	359,042		377,443	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,574		1,644
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	258,847		296,379
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	66,735		68,807
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	1,300,000	GBP	1,762,558	(b)

Total Airlines					2,506,831

Building Products - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	410,000		393,600	(a)
Builders FirstSource Inc., Senior Secured Notes	5.625%	9/1/24	430,000		439,675	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,510,000		1,531,140	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	660,000		700,425	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	980,000		1,044,925	(a)

Total Building Products					4,109,765

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - 1.6%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	590,000		$541,325	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,730,000		1,894,350	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	710,000		660,300
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	1,366,000		1,463,328
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	200,000		210,000
West Corp., Senior Notes	5.375%	7/15/22	3,550,000		3,474,562	(a)

Total Commercial Services & Supplies					8,243,865

Construction & Engineering - 0.8%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	400,000		397,000	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	910,000		932,750	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,065,320		962,783	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	950,000		957,125	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	880,000		365,200	(a)(d)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	782,000		267,835	(a)

Total Construction & Engineering					3,882,693

Electrical Equipment - 0.8%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	430,000		433,365	(a)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	1,340,000		1,288,075	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	600,000		588,000	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	200,000	EUR	236,319	(a)
WESCO Distribution Inc., Senior Notes	5.375%	6/15/24	1,300,000		1,332,500	(a)

Total Electrical Equipment					3,878,259

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000		447,000	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	750,000		814,127	(a)

Total Industrial Conglomerates					1,261,127

Machinery - 0.5%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	450,000		348,750	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,110,000		2,212,862	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	140,000		107,800	(a)

Total Machinery					2,669,412

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,580,000		1,208,700	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	810,000		166,050	*(d)(f)

Total Marine					1,374,750

Road & Rail - 0.9%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,162,000		1,956,610	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	2,170,000		2,245,950	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	260,000		191,100

Total Road & Rail					4,393,660

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	2,020,000		2,141,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,622,774		$908,753	(a)(c)

Transportation Infrastructure - 0.4%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	480,000		505,200	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	1,240,000		1,271,000	(a)

Total Transportation Infrastructure					1,776,200

TOTAL INDUSTRIALS					42,583,600

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	440,000		448,250

Internet Software & Services - 0.4%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	480,000		489,600	(a)(c)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	840,000		905,100
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000		961,400

Total Internet Software & Services					2,356,100

IT Services - 0.7%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	300,000		141,000	(a)(d)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	663,000		689,789	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	2,500,000		2,553,125	(a)

Total IT Services					3,383,914

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	1,290,000	EUR	1,517,568	(a)

Technology Hardware, Storage & Peripherals - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	1,620,000		1,713,613	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	940,000		1,019,564	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	410,000		399,596
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,330,000		1,231,533
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	630,000		553,286

Total Technology Hardware, Storage & Peripherals					4,917,592

TOTAL INFORMATION TECHNOLOGY					12,623,424

MATERIALS - 11.1%
Chemicals - 2.4%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	617,000		659,419	(a)
Axalta Coating Systems LLC, Senior Notes	4.875%	8/15/24	1,330,000		1,389,850	(a)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000		1,137,062	(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	820,000		852,800	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	580,937		531,557	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	549,000		603,011	(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	510,000		560,174	(a)
OCP SA, Senior Notes	5.625%	4/25/24	1,250,000		1,380,337	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,070,000		1,096,659	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	640,000		680,000	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,670,000		1,624,075	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,650,000		1,735,800	(a)

Total Chemicals					12,250,744

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction Materials - 0.7%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	580,000		$602,620	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	240,000		249,360	(b)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	870,000		968,962	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,130,000		985,925	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	950,000		660,250	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	330,000		222,750	(a)

Total Construction Materials					3,689,867

Containers & Packaging - 2.4%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,078,164		1,129,377	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,600,000		1,710,000	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,580,000		1,623,450	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,240,000		1,271,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	510,000		564,825
Pactiv LLC, Senior Notes	7.950%	12/15/25	2,220,000		2,430,900
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	760,000		722,000	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	630,000		676,069	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	340,000		353,175	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,515,000		1,552,875	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000		170,200	(b)

Total Containers & Packaging					12,203,871

Metals & Mining - 5.0%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	1,240,000		1,233,800	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	520,000		517,400	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000		1,481,025	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	1,140,000		1,231,200
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	460,000		437,000	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	360,000		357,300
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	360,000		385,380	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	600,000		636,347	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	300,000		301,133	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	200,000		200,755	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	830,000		763,600
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000		586,500
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000		739,200
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,086,308		19,010	*(a)(d)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	13,808		0	(a)(d)(e)(h)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	260,000		309,565
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	370,000		380,175	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	146,250	EUR	167,781	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	680,000		754,800	(a)(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000		813,320
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,278,231
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	520,000		536,926
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	420,000		409,500
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	1,160,000		1,254,975	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,520,000		1,713,800	(a)
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	450,000		467,437
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	4,660,000		4,548,160
Vale SA, Senior Notes	5.625%	9/11/42	3,280,000		2,839,496

Total Metals & Mining					25,363,816

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.6%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	264,000	$301,812
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	405,000	437,204
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000	207,240
Inversiones CMPC SA, Notes	4.375%	5/15/23	460,000	481,795	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	710,000	732,979	(a)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	500,000	531,044	(a)

Total Paper & Forest Products				2,692,074

TOTAL MATERIALS				56,200,372

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	730,000	738,379	(a)
Corrections Corp. of America, Senior Notes	4.125%	4/1/20	110,000	105,875
Corrections Corp. of America, Senior Notes	5.000%	10/15/22	570,000	531,525
Corrections Corp. of America, Senior Notes	4.625%	5/1/23	600,000	537,000
GEO Group Inc., Senior Notes	6.000%	4/15/26	710,000	639,887
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	930,000	934,069	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	780,000	859,950
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	630,000	670,950
Trust F/1401, Senior Notes	6.950%	1/30/44	400,000	437,500	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,455,135

Real Estate Management & Development - 0.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,820,000	1,856,400
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,190,000	1,267,350	(a)

Total Real Estate Management & Development				3,123,750

TOTAL REAL ESTATE				8,578,885

TELECOMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 5.6%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	910,000	1,018,924	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,140,000	1,206,430	(a)
British Telecommunications PLC, Bonds	9.375%	12/15/30	240,000	391,610
CenturyLink Inc., Senior Notes	6.750%	12/1/23	250,000	264,062
CenturyLink Inc., Senior Notes	7.650%	3/15/42	3,830,000	3,481,470
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	50,000	47,688
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	470,000	484,772	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,380,000	1,495,575
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,740,000	2,763,975	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	190,000	265,196
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	90,000	93,488
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	2,200,000	2,285,250	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	3,700,000	971,250	*(a)(f)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,000,000	262,500	*(b)(f)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	620,000	688,150	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	780,000	839,475
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,800,000	2,894,500	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,000,000	3,331,800
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	330,000	334,520	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	220,000	$221,092	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	3,930,000	4,028,250
Windstream Services LLC, Senior Notes	7.750%	10/1/21	330,000	330,825
Windstream Services LLC, Senior Notes	6.375%	8/1/23	340,000	310,675

Total Diversified Telecommunication Services				28,011,477

Wireless Telecommunication Services - 5.3%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	3,010,000	3,175,550	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	844,000	886,305
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	380,000	434,863	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,210,000	1,317,387	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,400,000	2,820,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	506,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,157,100
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,410,000	2,663,050	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,650,000	1,633,500
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	3,904,150
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,431,000
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	2,891,890
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	120,000	124,050
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	20,000	21,025
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,190,000	1,265,910
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	922,500	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,182,615	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	450,000	506,835	(a)

Total Wireless Telecommunication Services				26,844,530

TOTAL TELECOMMUNICATION SERVICES				54,856,007

UTILITIES - 3.0%
Electric Utilities - 1.3%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	570,000	617,025	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	600,000	684,000	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	330,000	432,090
Lamar Funding Ltd., Senior Bonds	3.958%	5/7/25	700,000	683,459	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	650,000	758,062	(b)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,600,000	1,282,000
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,840,000	1,913,600
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	200,000	212,188	(a)

Total Electric Utilities				6,582,424

Gas Utilities - 0.3%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	520,000	536,250	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	70,000	89,593
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	950,000	998,070	(a)

Total Gas Utilities				1,623,913

Independent Power and Renewable Electricity Producers - 1.4%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,163,000	2,292,780	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	3,312,601	2,571,406
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	920,000	950,351	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,000,000	1,075,561	(a)

Total Independent Power and Renewable Electricity Producers				6,890,098

TOTAL UTILITIES				15,096,435

TOTAL CORPORATE BONDS & NOTES (Cost - $461,806,353)				484,192,229

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.3%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	110,125	$1	*(a)(d)(f)
Greenpoint Manufactured Housing, 1999-2 A2	3.078%	3/18/29	425,000	379,337	(g)
Greenpoint Manufactured Housing, 1999-3 2A2	3.813%	6/19/29	200,000	183,264	(g)
Greenpoint Manufactured Housing, 1999-4 A2	3.985%	2/20/30	200,000	180,423	(g)
Greenpoint Manufactured Housing, 2001-2 IA2	3.976%	2/20/32	250,000	224,110	(g)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.979%	3/13/32	425,000	381,499	(g)
SAIL Net Interest Margin Notes, 2003-6A A	7.000%	7/27/33	14,101	0	*(a)(d)(f)(h)
SAIL Net Interest Margin Notes, 2003-7A A	7.000%	7/27/33	42,974	38,759	*(a)(d)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,479,860)				1,387,393

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	500,000	306,209	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	400,000	273,953	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	400,000	229,319	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $859,740)				809,481

CONVERTIBLE BONDS & NOTES - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,300,000	1,362,562	(a)

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	310,000	266,919

Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,191,934	83,436	(a)(c)(d)

TOTAL MATERIALS				350,355

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,778,514)				1,712,917

SENIOR LOANS - 1.5%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,010,000	1,012,525	(j)(k)

Specialty Retail - 0.1%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	790,000	651,750	(j)(k)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	602,375	462,323	(j)(k)

TOTAL CONSUMER DISCRETIONARY				2,126,598

ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,681,455	1,025,687	(d)(j)(k)

Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan	—	8/15/21	530,000	546,452	(l)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	316,476	314,893	(d)(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	605,098	455,337	(j)(k)

Total Oil, Gas & Consumable Fuels				1,316,682

TOTAL ENERGY				2,342,369

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	732,600		$704,212	(j)(k)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	924,000		900,900	(j)(k)

TOTAL HEALTH CARE					1,605,112

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	708,221		662,186	(j)(k)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	878,875		786,593	(j)(k)

TOTAL UTILITIES					1,448,779

TOTAL SENIOR LOANS (Cost - $8,606,454)					7,522,858

SOVEREIGN BONDS - 23.2%
Argentina - 4.8%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	3,280,000		3,550,600	(a)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	960,000		1,089,600	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,600,000		4,023,000	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	730,000		753,725	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,820,000		3,065,340	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	3,390,000		3,788,325	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	4,192,094		4,831,388
Republic of Argentina, Senior Notes	7.125%	7/6/36	760,000		808,640	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,860,000		2,106,450	(a)

Total Argentina					24,017,068

Armenia - 0.2%
Republic of Armenia, Senior Notes	6.000%	9/30/20	820,000		852,800	(b)

Brazil - 0.4%
Federative Republic of Brazil, Notes	10.000%	1/1/23	4,040,000	BRL	1,149,391
Federative Republic of Brazil, Senior Notes	8.000%	1/15/18	604,667		634,900

Total Brazil					1,784,291

Colombia - 1.6%
Republic of Colombia, Senior Bonds	11.750%	2/25/20	544,000		719,440
Republic of Colombia, Senior Bonds	7.375%	9/18/37	4,542,000		6,119,209
Republic of Colombia, Senior Bonds	6.125%	1/18/41	330,000		399,713
Republic of Colombia, Senior Notes	7.375%	3/18/19	753,000		854,655

Total Colombia					8,093,017

Costa Rica - 0.3%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,480,000		1,626,150	(a)

Croatia - 0.3%
Republic of Croatia, Senior Notes	6.625%	7/14/20	630,000		700,254	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	450,000		492,864	(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	410,000		449,054	(a)

Total Croatia					1,642,172

Dominican Republic - 0.8%
Dominican Republic, Senior Notes	5.500%	1/27/25	120,000		127,800	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	3,630,000		4,138,200	(a)

Total Dominican Republic					4,266,000

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,650,000		1,691,250	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	890,000		914,475	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	630,000		561,488	(b)

Total Ecuador					3,167,213

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.1%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	570,000		$540,474	(a)

El Salvador - 0.3%
Republic of El Salvador, Notes	6.375%	1/18/27	1,470,000		1,506,750	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	720,000		672,077	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	520,000		488,800	(a)

Total Gabon					1,160,877

Ghana - 0.3%
Republic of Ghana, Bonds	8.125%	1/18/26	270,000		249,075	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	920,000		1,042,898	(a)

Total Ghana					1,291,973

Honduras - 0.1%
Republic of Honduras, Senior Notes	7.500%	3/15/24	400,000		452,000	(b)

Hungary - 0.7%
Republic of Hungary, Senior Notes	5.750%	11/22/23	2,942,000		3,435,309
Republic of Hungary, Senior Notes	5.375%	3/25/24	300,000		344,445

Total Hungary					3,779,754

Indonesia - 2.0%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	265,000		284,490	(b)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	4,635,000		6,076,388	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	3,369,000		3,992,578	(a)

Total Indonesia					10,353,456

Israel - 0.2%
Government of Israel, Senior Bonds	2.875%	3/16/26	1,010,000		1,055,053

Ivory Coast - 0.6%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	3,059,100		3,052,798	(b)

Jamaica - 0.2%
Government of Jamaica, Senior Notes	8.000%	3/15/39	750,000		888,750

Kenya - 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	530,000		519,400	(a)

Lithuania - 0.5%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	2,160,000		2,548,657	(a)

Mexico - 1.1%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	124,000		160,890
United Mexican States, Senior Bonds	6.500%	6/9/22	19,000,000	MXN	1,052,925
United Mexican States, Senior Notes	5.125%	1/15/20	220,000		246,070
United Mexican States, Senior Notes	3.625%	3/15/22	2,360,000		2,522,250
United Mexican States, Senior Notes	4.000%	10/2/23	164,000		178,555
United Mexican States, Senior Notes	4.750%	3/8/44	1,230,000		1,357,612

Total Mexico					5,518,302

Oman - 0.1%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	670,000		694,943	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pakistan - 0.1%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	260,000		$278,465	(a)

Panama - 0.1%
Republic of Panama, Senior Bonds	6.700%	1/26/36	460,000		642,850

Paraguay - 0.2%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	730,000		799,350	(a)

Peru - 1.6%
Republic of Peru, Senior Bonds	7.350%	7/21/25	1,250,000		1,734,375
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,604,000		4,238,010
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,404,000		1,986,660

Total Peru					7,959,045

Poland - 1.1%
Republic of Poland, Senior Notes	6.375%	7/15/19	400,000		454,100
Republic of Poland, Senior Notes	5.125%	4/21/21	1,390,000		1,580,263
Republic of Poland, Senior Notes	5.000%	3/23/22	2,852,000		3,267,896

Total Poland					5,302,259

Russia - 2.3%
Russian Federal Bond, Bonds	7.050%	1/19/28	71,630,000	RUB	1,020,234
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,200,000		1,314,754	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	42,000		75,897	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	3,441,980		4,190,610	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	4,400,000		5,218,950	(a)

Total Russia					11,820,445

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	7/30/24	450,000		461,250	(b)

Sri Lanka - 0.6%
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	1,940,000		2,092,474	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	760,000		804,664	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	200,000		207,014	(b)

Total Sri Lanka					3,104,152

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	490,000		484,321	(a)

Turkey - 0.5%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	260,000		283,368
Republic of Turkey, Senior Bonds	11.875%	1/15/30	575,000		976,821
Republic of Turkey, Senior Notes	6.875%	3/17/36	346,000		414,633
Republic of Turkey, Senior Notes	6.750%	5/30/40	627,000		751,080

Total Turkey					2,425,902

Ukraine - 0.1%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	550,000		544,569	(a)

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	3.125%	5/3/26	1,950,000		2,056,363	(a)

Uruguay - 0.2%
Republic of Uruguay, Senior Notes	4.375%	10/27/27	946,002		1,031,142

Venezuela - 0.3%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	3,000,000		1,327,500	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Vietnam - 0.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	200,000	$225,506	(b)

TOTAL SOVEREIGN BONDS (Cost - $103,987,901)				117,275,017

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.5%
U.S. Government Obligations - 7.5%
U.S. Treasury Notes	1.375%	9/30/20	20,700,000	20,911,844
U.S. Treasury Notes	1.125%	6/30/21	6,000,000	5,982,660
U.S. Treasury Notes	1.625%	5/15/26	10,900,000	10,943,000

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $37,870,709)				37,837,504

			SHARES
COMMON STOCKS - 1.7%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Bossier Casino Venture Holdco Inc.			65,403	592,551	*(d)(e)

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc.			37,071	49,119	*(d)
KCAD Holdings I Ltd.			77,972,021	623,777	*(d)(e)

Total Energy Equipment & Services				672,896

Oil, Gas & Consumable Fuels - 0.6%
Magnum Hunter Resources Corp.			175,022	2,362,797	*(d)
MWO Holdings LLC			417	417,714	(d)(e)

Total Oil, Gas & Consumable Fuels				2,780,511

TOTAL ENERGY				3,453,407

FINANCIALS - 0.8%
Banks - 0.8%
Citigroup Inc.			77,540	3,701,760

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			12,000	149,400	*(d)(e)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			82,842	572,438	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			724	0	*(d)(e)(h)

TOTAL INDUSTRIALS				572,438

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			2,829,266	0	*(a)(d)(e)(h)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, ADR			9,956	18,504	*(a)

TOTAL COMMON STOCKS (Cost - $11,628,211)				8,488,060

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC (Cost - $718,315)	5.500%		854	711,092

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup Capital XIII (Cost - $155,287)	7.122%		5,950	$154,164	(g)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $201,738)		1/17/17	9,427,000	20,834

			WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	9,125	27,375
Pacific Exploration and Production Corp.		10/24/16	35,250	112,800	*(d)(e)

TOTAL WARRANTS (Cost - $112,800)				140,175

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $630,205,882)				660,251,724

			SHARES
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $55,163)	0.260%		55,163	55,163

TOTAL INVESTMENTS - 130.5% (Cost - $630,261,045#)				660,306,887
Liabilities in Excess of Other Assets - (30.5)%				(154,475,160)

TOTAL NET ASSETS - 100.0%				$505,831,727

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	The coupon payment on these securities is currently in default as of August 31, 2016.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of August 31, 2016. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$72,379,274	$1,038,537		$73,417,811
Energy	—	110,150,293	813,700		110,963,993
Materials	—	56,200,372	0	*	56,200,372
Other Corporate Bonds & Notes	—	243,610,053	—		243,610,053
Asset-Backed Securities	—	1,023,706	363,687		1,387,393
Collateralized Mortgage Obligations	—	809,481	—		809,481
Convertible Bonds & Notes	—	1,712,917	—		1,712,917
Senior Loans:
Consumer Discretionary	—	1,474,848	651,750		2,126,598
Energy	—	546,452	1,795,917		2,342,369
Health Care	—	704,212	900,900		1,605,112
Utilities	—	—	1,448,779		1,448,779
Sovereign Bonds	—	117,275,017	—		117,275,017
U.S. Government & Agency Obligations	—	37,837,504	—		37,837,504
Common Stocks:
Consumer Discretionary	—	—	592,551		592,551
Energy	$49,119	2,362,797	1,041,491		3,453,407
Health Care	—	—	149,400		149,400
Industrials	—	—	572,438		572,438
Materials	—	—	0	*	0	*
Telecommunications Services	—	18,504	—		18,504
Other Common Stocks	3,701,760	—	—		3,701,760
Convertible Preferred Stocks	711,092	—	—		711,092
Preferred Stocks	154,164	—	—		154,164
Purchased Options	—	20,834	—		20,834
Warrants	—	27,375	112,800		140,175

Total Long-Term Investments	$4,616,135	$646,153,639	$9,481,950		$660,251,724

Short-Term Investments†	55,163	—	—		55,163

Total Investments	$4,671,298	$646,153,639	$9,481,950		$660,306,887

Other Financial Instruments:
Futures Contracts	$11,197	—	—		$11,197
Forward Foreign Currency Contracts	—	$479,975	—		479,975

Total Other Financial Instruments	$11,197	$479,975	—		$491,172

Total	$4,682,495	$646,633,614	$9,481,950		$660,798,059

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$106,368	—		$106,368
† See Schedule of Investments for additional detailed categorizations. * Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	MATERIALS		ASSET-BACKED SECURITIES
Balance as of May 31, 2016	$708,670	$0 *	$0	*	—
Accrued premiums/discounts	4,779	—	—		—
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)[1]	8,335	—	8		—
Purchases	316,753	—	(8)		—
Sales	—	—	—		—
Transfers into Level 3[2]	—	813,700	—		$363,687
Transfers out of Level 3[3]	—	—	—		—

Balance as of August 31, 2016	$1,038,537	$813,700	$0	*	$363,687

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2016[1]	$8,335	—	$8		$—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE		UTILITIES
Balance as of May 31, 2016	$719,549	$1,238,910	—		$1,016,361
Accrued premiums/discounts	1,698	1,950	—		2,520
Realized gain (loss)	83	3,470	—		92
Change in unrealized appreciation (depreciation)[1]	427	(546,996)	—		(28,234)
Purchases	393,391	1,228,356	—		460,843
Sales	(1,075)	(129,773)	—		(2,803)
Transfers into Level 3[2]	—	—	$900,900		—
Transfers out of Level 3[3]	(462,323)	—	—		—

Balance as of August 31, 2016	$651,750	$1,795,917	$900,900		$1,448,779

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2016[1]	(39,325)	$(546,996)	—		$(28,234)

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of May 31, 2016	$426,047	—	$99,535	$315,507	$1	—	$4,524,580
Accrued premiums/discounts	—	—	—	—	—	—	10,947
Realized gain (loss)	—	—	—	—	—	—	3,645
Change in unrealized appreciation (depreciation)[1]	128,116	$(12,049)	21,250	(366,195)	(68,173)	—	(863,511)
Purchases	38,388	1,053,540	28,615	623,126	68,172	$112,800	4,323,976
Sales	—	—	—	—	—	—	(133,651)
Transfers into Level 3[2]	—	—	—	—	—	—	2,078,287
Transfers out of Level 3[3]	—	—	—	—	—	—	(462,323)

Balance as of August 31, 2016	$592,551	$1,041,491	$149,400	$572,438	$0 *	$112,800	$9,481,950

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2016[1]	$128,116	$(12,049)	21,250	$(366,195)	$(68,173)	—	$(903,263)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,059,461
Gross unrealized depreciation	(28,013,619)

Net unrealized appreciation	$30,045,842

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	40	12/16	$5,248,072	$5,236,875	$11,197

At August 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	240,000,000	USD	3,555,819	Citibank N.A.	9/9/16	$23,599
USD	1,917,248	INR	130,286,595	Citibank N.A.	9/9/16	(25,878)
IDR	14,000,000,000	USD	1,041,202	Citibank N.A.	9/28/16	10,174
EUR	16,752,577	USD	18,551,888	Bank of America N.A.	10/14/16	168,667
EUR	2,400,000	USD	2,697,434	Barclays Bank PLC	11/10/16	(12,443)
MXN	52,397,085	USD	2,736,140	Citibank N.A.	11/10/16	31,819
USD	1,136,876	EUR	1,011,465	Citibank N.A.	11/10/16	5,304
USD	1,481,035	GBP	1,108,078	Citibank N.A.	11/10/16	23,819
USD	2,801,166	MXN	52,397,085	Citibank N.A.	11/10/16	33,207
USD	452,933	PLN	1,746,895	Citibank N.A.	11/10/16	6,566
USD	20,516,453	EUR	18,304,370	UBS AG	11/10/16	38,503

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,953,395	EUR	1,726,000	UBS AG	11/10/16	$22,439
USD	3,667,807	GBP	2,752,948	UBS AG	11/10/16	47,450
USD	2,397,000	GBP	1,814,344	UBS AG	11/10/16	10,986
MXN	13,320,031	USD	723,856	Bank of America N.A.	11/15/16	(20,531)
USD	715,169	MXN	13,320,031	Bank of America N.A.	11/15/16	11,844
SGD	4,784,600	USD	3,558,646	Citibank N.A.	11/15/16	(47,516)
USD	3,556,728	SGD	4,784,600	Citibank N.A.	11/15/16	45,598

Total						$373,607

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016